================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number: 1
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      W.P. Stewart & Co., Ltd.
Address:   43 Cedar Avenue, P.O. Box HM 2905
           Hamilton HM 12
           Bermuda

Form 13F File Number: 28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa D. Levey
Title:   Deputy Managing Director-General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature, Place, and Date of Signing:

       /s/ LISA D. LEVEY         New York, NY          12 February 2001
      ---------------------      -----------------     ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

Report Summary:

Number of Other Included Managers:                     0
                                          --------------
Form 13F Information Table Entry Total:               33
                                          --------------
Form 13F Information Table Value Total:   $    8,904,397
                                          --------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



                                                    FORM 13F INFORMATION TABLE
                                           REPORTING MANAGER: W.P. STEWART & CO., LTD.



DATE AS OF 12/31/01


COLUMN 1                         COLUMN 2        COLUMN 3    COLUMN 4   COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------                         --------        --------    -------- ------------      --------   -------  ----------------------
                                                             Market                                         Sole Shared
                                                              Value   Shares/   SH   Put/ Invest.              Voting
Name Of issuer                   Title Of Class  Cusip        x1000   Prn Amt   Prn  Call Discret  Managers   Authority     None
--------------                   --------------  -----       ------   --------  ---- ---- -------  -------- ------------  --------
ANHEUSER BUSCH COMPANIES INC      COMMON STOCK   035229103    115450    2553639 SH           SOLE                          2553639
AUTOMATIC DATA PROCESSING INC     COMMON STOCK   053015103    870996   14787710 SH           SOLE                         14787710
CINTAS CORP                       COMMON STOCK   172908105     92331    1923565 SH           SOLE                          1923565
COCA-COLA CO                      COMMON STOCK   191216100    449447    9532281 SH           SOLE                          9532281
COSTCO WHOLESALE CORP-NEW         COMMON STOCK   22160K105       597      13450 SH           SOLE                            13450
DELL COMPUTER CORP                COMMON STOCK   247025109    181122    6663799 SH           SOLE                          6663799
WALT DISNEY CO HOLDING CO         COMMON STOCK   254687106    288689   13932878 SH           SOLE                         13932878
FIRST DATA CORP                   COMMON STOCK   319963104    704611    8981655 SH           SOLE                          8981655
GENERAL ELECTRIC CO               COMMON STOCK   369604103    455222   11357846 SH           SOLE                         11357846
GILLETTE CO                       COMMON STOCK   375766102     20349     609251 SH           SOLE                           609251
HOME DEPOT INC                    COMMON STOCK   437076102    141654    2776980 SH           SOLE                          2776980
JOHNSON & JOHNSON                 COMMON STOCK   478160104    643121   10881910 SH           SOLE                         10881910
KOHLS CORP                        COMMON STOCK   500255104       571       8100 SH           SOLE                             8100
ESTEE LAUDER COMPANIES INC        COMMON STOCK   518439104    115359    3598221 SH           SOLE                          3598221
ELI LILLY & CO                    COMMON STOCK   532457108    100937    1285173 SH           SOLE                          1285173
MARRIOTT INTERNATIONAL INC NEW    COMMON STOCK   571903202    107881    2653887 SH           SOLE                          2653887
MEDTRONIC INC                     COMMON STOCK   585055106    234076    4570910 SH           SOLE                          4570910
MERCK & CO INC                    COMMON STOCK   589331107    523720    8906807 SH           SOLE                          8906807
MICROSOFT CORP                    COMMON STOCK   594918104    427105    6446865 SH           SOLE                          6446865
NEW YORK TIMES CO-CL A            COMMON STOCK   650111107    326626    7552049 SH           SOLE                          7552049
***NOKIA CORP-SPONSORED ADR       COMMON STOCK   654902204     65442    2667839 SH           SOLE                          2667839
NORTHERN TRUST CORP               COMMON STOCK   665859104    254675    4229083 SH           SOLE                          4229083
OMNICOM GROUP INC                 COMMON STOCK   681919106    382987    4286370 SH           SOLE                          4286370
PFIZER INC                        COMMON STOCK   717081103    314912    7902437 SH           SOLE                          7902437
SAFEWAY INC                       COMMON STOCK   786514208     85989    2059626 SH           SOLE                          2059626
STARBUCKS CORP                    COMMON STOCK   855244109    240564   12628026 SH           SOLE                         12628026
STATE STREET CORP                 COMMON STOCK   857477103    416863    7978241 SH           SOLE                          7978241
STRYKER CORP                      COMMON STOCK   863667101    137415    2354199 SH           SOLE                          2354199
SYSCO CORP                        COMMON STOCK   871829107    353380   13477480 SH           SOLE                         13477480
VIACOM INC-CL B FORMLY NON VTG    COMMON STOCK   925524308    184507    4179098 SH           SOLE                          4179098
WAL-MART STORES INC               COMMON STOCK   931142103     30599     531695 SH           SOLE                           531695
WALGREEN CO                       COMMON STOCK   931422109    332822    9887746 SH           SOLE                          9887746
WM WRIGLEY JR CO                  COMMON STOCK   982526105    304377    5925192 SH           SOLE                          5925192

                                                             8904397                         No. of Other Managers 0
